RESTRICTIONS ON DISTRIBUTION OF PROFITS (Details)	12 Months Ended
Dec. 31, 2018
RESTRICTIONS ON DISTRIBUTION OF PROFITS
Minimum percentage of net income to be appropriated	5.00%
Threshold percentage of statutory reserves of the outstanding capital, used as criteria of allocation requirement	20.00%